Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	60 Months Ended	65 Months Ended	109 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000238721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder Shares - Series EM
C000092796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000130053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	19.17%		0.62%			2.01%
C000089292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	14.08%		0.16%			2.00%
C000089295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000114592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000163724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000114590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	26.78%		3.21%			2.31%
C000114589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	21.24%		2.79%			2.32%
C000114591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000238741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000238740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000238739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	15.37%		3.90%			4.27%
C000238742
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	9.64%		2.74%			3.69%
C000089270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000163720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	14.33%		3.65%			3.41%
C000019901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	9.47%		3.23%			3.42%
C000019904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000092815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	13.52%		2.87%			5.55%
C000089507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	8.72%		2.37%			5.53%
C000089510
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000211792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000211793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000237503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	17.52%		2.60%	3.36%
C000237502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	11.88%		1.93%	2.80%
Without Sales Load [Member] | C000238721
Average Annual Return [Line Items]
Average Annual Return, Percent	20.04%	10.15%
Without Sales Load [Member] | C000092796
Average Annual Return [Line Items]
Average Annual Return, Percent	21.38%		1.68%			2.97%
Without Sales Load [Member] | C000130053
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%		1.78%			3.04%
Without Sales Load [Member] | C000089294
Average Annual Return [Line Items]
Average Annual Return, Percent	20.17%		0.62%			2.01%
Without Sales Load [Member] | C000089292
Average Annual Return [Line Items]
Average Annual Return, Percent	21.04%		1.36%			2.61%
Without Sales Load [Member] | C000089295
Average Annual Return [Line Items]
Average Annual Return, Percent	21.11%		1.64%			2.81%
Without Sales Load [Member] | C000114592
Average Annual Return [Line Items]
Average Annual Return, Percent	29.17%		4.33%			3.30%
Without Sales Load [Member] | C000163724
Average Annual Return [Line Items]
Average Annual Return, Percent	29.17%		4.38%			3.35%
Without Sales Load [Member] | C000114590
Average Annual Return [Line Items]
Average Annual Return, Percent	27.78%		3.21%			2.31%
Without Sales Load [Member] | C000114589
Average Annual Return [Line Items]
Average Annual Return, Percent	28.62%		4.01%			2.93%
Without Sales Load [Member] | C000114591
Average Annual Return [Line Items]
Average Annual Return, Percent	28.82%		4.08%			3.07%
Without Sales Load [Member] | C000238741
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%		4.30%			4.62%
Without Sales Load [Member] | C000238740
Average Annual Return [Line Items]
Average Annual Return, Percent	16.93%		4.39%			4.71%
Without Sales Load [Member] | C000238739
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%		3.90%			4.27%
Without Sales Load [Member] | C000238742
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%		3.96%			4.30%
Without Sales Load [Member] | C000089270
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%		4.75%			4.32%
Without Sales Load [Member] | C000163720
Average Annual Return [Line Items]
Average Annual Return, Percent	16.61%		4.79%		4.63%
Without Sales Load [Member] | C000019903
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%		3.65%			3.41%
Without Sales Load [Member] | C000019901
Average Annual Return [Line Items]
Average Annual Return, Percent	16.18%		4.45%			4.03%
Without Sales Load [Member] | C000019904
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%		4.42%			4.03%
Without Sales Load [Member] | C000092815
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%		3.96%			6.55%
Without Sales Load [Member] | C000089509
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%		2.87%			5.55%
Without Sales Load [Member] | C000089507
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%		3.59%			6.16%
Without Sales Load [Member] | C000089510
Average Annual Return [Line Items]
Average Annual Return, Percent	15.43%		3.71%			6.29%
Without Sales Load [Member] | C000211792
Average Annual Return [Line Items]
Average Annual Return, Percent	19.13%		3.47%	4.26%
Without Sales Load [Member] | C000211793
Average Annual Return [Line Items]
Average Annual Return, Percent	19.19%		3.55%	4.35%
Without Sales Load [Member] | C000237503
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%		2.60%	3.36%
Without Sales Load [Member] | C000237502
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%		3.15%	3.93%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%	11.33%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: MSCI EM Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (Net) (USD)
Average Annual Return, Percent	25.32%		3.93%			3.43%
ALLSPRING Index: Global Long/Short Equity Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Long/Short Equity Blended Index
Average Annual Return, Percent	18.93%		7.51%			5.96%
ALLSPRING Index: Global Long/Short Equity Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Long/Short Equity Blended Index
Average Annual Return, Percent	18.93%		7.51%			5.96%
ALLSPRING Index: Global Long/Short Equity Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Long/Short Equity Blended Index
Average Annual Return, Percent	18.93%		7.51%			5.96%
ALLSPRING Index: Global Long/Short Equity Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Long/Short Equity Blended Index
Average Annual Return, Percent	18.93%		7.51%			5.96%
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Average Annual Return, Percent	23.56%		6.05%			3.95%
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Average Annual Return, Percent	23.56%		6.05%		3.95%
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Average Annual Return, Percent	23.56%		6.05%			3.95%
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Average Annual Return, Percent	23.56%		6.05%			3.95%
ALLSPRING Index: MSCI ACWI ex USA Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Average Annual Return, Percent	23.56%		6.05%			3.95%
ALLSPRING Index: MSCI World Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Average Annual Return, Percent	29.45%		7.81%			7.51%
ALLSPRING Index: MSCI World Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Average Annual Return, Percent	29.45%		7.81%			7.51%
ALLSPRING Index: MSCI World Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Average Annual Return, Percent	29.45%		7.81%			7.51%
ALLSPRING Index: MSCI World Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index (Net)
Average Annual Return, Percent	29.45%		7.81%			7.51%
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Average Annual Return, Percent	23.60%		4.75%	5.97%
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Average Annual Return, Percent	23.60%		4.75%	5.97%
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Average Annual Return, Percent	23.60%		4.75%	5.97%
ALLSPRING Index: MSCI World ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (Net)
Average Annual Return, Percent	23.60%		4.75%	5.97%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%	12.72%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
ALLSPRING Index: MSCI EM High Dividend Yield Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM High Dividend Yield Index (Net) (USD)
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%		4.79%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%			4.79%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	32.79%		11.08%			9.06%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%	6.78%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%	6.78%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%	6.78%
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%	6.78%